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Gina M. Butch
Paralegal
(860) 273-0701
Fax: (860) 273-3004

September 4, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and its Variable Annuity Account C
Prospectus Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a) and 401(k)
File Nos.: 333-01107* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 ("Amendment No. 33") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 33 which was declared effective on August 30, 2002. The text of Amendment No. 33 was filed electronically on August 29, 2002.

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation
If you have any questions, please call the undersigned at 860-273-0701. Sincerely, /s/ Gina M. Butch Gina M. Butch